Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Disclosure of detailed information of long-term debt, activity [Table Text Block]
	2023	2022
	$	$
Balance - January 1	147,950	410,435
Increase in revolving credit facility, net of discount on banker's acceptances	255,210	147,833
Repayment of revolving credit facility, net of discount on banker's acceptances	(207,528)	(113,120)
Repayment of convertible debentures (ii)	-	(300,000)
Mining equipment financings, net (iii)	-	5,076
Amortization of transaction costs	-	2,291
Accretion expense	-	4,427
Foreign exchange revaluation impact	(3,753)	149
Deconsolidation of Osisko Development (Note 29)	-	(9,141)
Balance - December 31	191,879	147,950

Disclosure of detailed information about borrowings [Table Text Block]
	December 31,	December 31,
	2023	2022
	$	$
Revolving credit facility (i)	192,099	150,000
Unamortized discount on banker's acceptances	(220)	(2,050)
Long-term debt, net	191,879	147,950
Current portion	-	-
Non-current portion	191,879	147,950
	191,879	147,950